Shareholder Report, Line Graph (Details) - USD ($)	Jun. 12, 2024	Sep. 14, 2022	Mar. 30, 2022	Nov. 15, 2021	Jul. 17, 2020	Dec. 13, 2019	Mar. 30, 2017	Aug. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
C000215070
Account Value [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Account Value					$ 10,000			$ 13,924					$ 11,868					$ 10,041				$ 13,890	$ 10,360
C000215077
Account Value [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Account Value						$ 10,000		10,072					9,306					9,370				10,753	10,540
C000215078
Account Value [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Account Value						$ 10,000		19,609					15,069					11,834				15,178	11,580
C000215079
Account Value [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Account Value						$ 10,000		10,161					9,372					9,429				10,780	10,530
C000215080
Account Value [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group Stock Fund for Retirement Plans
Account Value						$ 10,000		19,366					14,894					11,844				15,293	11,580
C000215071
Account Value [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund
Account Value					$ 10,000			19,443					15,205					11,971				15,284	11,200
C000215072
Account Value [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Account Value					$ 10,000			14,268					13,008					11,544				15,650	10,470
C000234764
Account Value [Line Items]
Line Graph and Table Measure Name			OneAscent Core Plus Bond ETF
Account Value			$ 10,000					10,148	$ 9,798	$ 9,761	$ 9,776	$ 9,150		$ 9,425	$ 9,522	$ 9,237	$ 9,080		$ 9,481	$ 10,000
C000237524
Account Value [Line Items]
Line Graph and Table Measure Name		OneAscent Emerging Markets ETF
Account Value		$ 10,000						12,323	12,380	12,161	11,896	10,736		11,529	11,361	10,108	9,128
C000237525
Account Value [Line Items]
Line Graph and Table Measure Name		OneAscent International Equity ETF
Account Value		$ 10,000						13,829	13,209	13,115	12,475	11,484		12,317	11,835	10,672	9,224
C000231861
Account Value [Line Items]
Line Graph and Table Measure Name				OneAscent Large Cap Core ETF
Account Value				$ 10,000				11,575	11,264	11,014	10,062	9,037		9,214	8,872	8,242	7,444		7,932	9,153	$ 10,058
C000249799
Account Value [Line Items]
Line Graph and Table Measure Name	OneAscent Small Cap Core ETF
Account Value	$ 10,000							11,004	9,992
C000176086
Account Value [Line Items]
Line Graph and Table Measure Name							Tactical Multi-Purpose Fund
Account Value							$ 10,000	10,567					10,110					9,800				9,840	9,930	$ 9,950	$ 9,930	$ 9,980
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index
Account Value					$ 10,000			13,817					11,688					10,446				12,980	10,395
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Broad Market Bond Index
Account Value						$ 10,000		9,995					9,309					9,433				10,662	10,676
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index
Account Value						$ 9,999		16,001					13,049					11,514				13,746	10,565
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Broad Market Bond Index
Account Value						$ 10,000		9,995					9,309					9,433				10,662	10,676
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index
Account Value						$ 9,999		16,001					13,049					11,514				13,746	10,565
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000			18,670					14,685					12,666				14,268	10,878
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000			18,330					14,479					12,547				14,416	10,900
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000					10,065	9,696	9,690	9,765	9,142		9,447	9,528	9,254	9,084		9,537	10,007
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 10,000						12,023	11,797	11,235	10,975	10,175		10,482	10,389	9,993	9,109
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 10,000						13,425	12,758	12,637	12,071	10,998		11,430	11,158	10,441	9,136
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000				12,605	12,158	$ 11,659	$ 10,546	$ 9,442		$ 9,761	$ 8,976	$ 8,350	$ 7,763		$ 8,162	$ 9,728	$ 10,197
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000							10,856	9,942
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 3-Month U.S. Treasury Bill Index
Account Value							$ 10,000	11,677					11,067					10,612				10,573	10,565	10,433	10,192	10,039
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 10,000			15,897					13,419					12,822				15,615	10,616
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000							10,450	$ 10,080
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Index
Account Value							$ 10,000	$ 10,812					$ 10,198					$ 10,414				$ 11,675	$ 11,926	$ 11,148	$ 10,100	$ 10,258